Investments in Associates and Joint Ventures - Details of Cumulative Unrecognized Equity Method Losses (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Disclosure of associates [Line Items]
Unrecognized loss (profit)	₩ (6,922)
Unrecognized loss (profit), cumulative loss	15,022
Unrecognized change in equity	(503)
Unrecognized change in equity, cumulative loss	(138)
Wave City Development Co., Ltd. [member]
Disclosure of associates [Line Items]
Unrecognized loss (profit)	(2,164)
Unrecognized loss (profit), cumulative loss	4,370
Daehan Kanggun BcN Co., Ltd. and others [member]
Disclosure of associates [Line Items]
Unrecognized loss (profit)	(4,758)
Unrecognized loss (profit), cumulative loss	10,652
Unrecognized change in equity	(503)
Unrecognized change in equity, cumulative loss	₩ (138)